Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions
401(k) SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	Total That Constitute Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to the Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected under VFCP and PTE 2002-51
Check here if late participant loan contributions are included [X]

2024 participant contribution transferred late to plan		$89.29